LEASES: - Maturities of lease commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of lease commitments
2022	$ 7,641
2023	8,142
2024	7,193
2025	6,613
2026	6,613
Thereafter	3,307
Total undiscounted lease payments	39,509
Less: interest	(1,908)
Present value of lease liabilities	37,601
Less: operating lease liabilities, current	7,525	$ 7,429
Operating lease liabilities, non-current	$ 30,076	$ 32,241